Supplement to Khan Fund Prospectus Filed April 24, 2001
RULE 497


August 1, 2001

To Whom It May Concern:

Effective August 1, 2001, the Khan Growth Fund has changed its Transfer Agent and Accounting service provider From
American Data Services to Mutual Shareholder Services
(MSS).
In the Prospectus dated April 24, 2001, stickers have been placed over Transfer Agent and Accounting service provider info to update the change to:

Khan Funds
C/O Mutual Shareholder Services
8869 Brecksville Rd. Ste. C
Brecksville, Ohio 44141
(888) 217-KHAN

Changes to the Prospectus and SAI dated April 24, 2001 Are as Follows:

Page                      Change
_________________________________________________

PROSPECTUS CHANGES

5	Under Heading "The Custodian and
Transfer Agent" The sentence
information of American Data Services
was covered with a sticker reading "
Mutual Shareholder Services 8869
Brecksville Rd. Ste C Brecksville, Ohio
44141"

7	Within the Summary box Under the "Mail
Instructions.  In to open and account
and in to add to an account the
American Data Services Information has
been covered with a stickers reading
"Khan Funds C/O Mutual Shareholder
Services 8869 Brecksville Rd. Ste C
Brecksville, Ohio 44141"
On the same page under the heading "How
to Sell Shares" American Data services
information has been covered with a
sticker reading "Khan Funds C/O Mutual
Shareholder Services 8869 Brecksville
Rd. Ste C Brecksville, Ohio 44141"

STATEMENT OF ADDITIONAL INFORMATION CHANGES

	B-13		FUND ACCOUNTING SERVICE AGREEMENT

The Following Paragraph has been changed to read Mutual Shareholder Services wherever American Data Services Name is.
The pricing is also lower for Mutual
Shareholder Services.

"Mutual Shareholder Services, Inc.
("MSS") provides fund accounting
services to the Fund pursuant to a Fund
Accounting Service Agreement with the
Fund. Under the Accounting Service
Agreement, MSS calculates the Fund's
daily net asset value, maintains the
Fund's accounting books and records, and provides information used in preparing tax returns, proxy statements and reports to the Fund's shareholders and trustees, and reports to the Securities and Exchange Commission and other governmental agencies. MSS' fees range from $800 to $1,200 per month, depending on the level of the Fund's assets, plus reimbursement of MSS' expenses. American
Data Services ("ADS"), the previous Fund
Accountant and Transfer Agent till
August 1, 2001 was paid for Fund
accounting $20,584 in 1998, $15,002 in
1999 and $23023 in 2000.  MSS also
performs Transfer agent functions for
the Khan Growth Fund."
Sincerely,


Faisal D. Khan
Vice President